Discontinued Operations (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Discontinued Operations
The following table summarizes the net loss from discontinued operations (in thousands):

Year ended December 31, 2022
Blockchain and management services revenue	$9,692
Operating expenses
Cost of revenue	3,138
Equipment disposal gain	(99)
Operating income	6,653
Fair value adjustments of trading securities	(2,088)
Assets impairment loss	(4,510)
Other (income) expense, net	(300)
Loss from discontinued operations before income tax	(245)
Income tax benefit	(56)
Net loss from discontinued operations, net of tax	$(189)

The following table summarizes the statements of cash flows of the discontinued operations (in thousands):

Year ended December 31, 2022
Operating activities
Net loss	$(189)
Adjustments to reconcile net (loss) income to net cash from operating activities
Depreciation	1,428
Noncash lease expense	6
Assets impairment	4,510
Equipment disposal gain	(99)
Fair value adjustments of trading securities	2,088
Realized loss on trading securities	300
Increase in digital currency from mining and management services	(9,692)
Changes in operating assets and liabilities:
Prepaid and other current assets	115
Proceeds from sale of digital currency	9,692
Net cash provided by discontinued operating activities	$8,159
Investing activities
Proceeds from sales of trading securities	866
Proceeds from sale of property and equipment	207
Cash flows provided by investing activities of discontinued operations	$1,073